                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              OMB Number: 3235-0578
                              Expires: May 31, 2007

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 0001011996

Registrant: STAAR Investment Trust
            604 McKnight Park Dr., Pittsburgh, PA 15237

Name and address of agent for service: Thomas Sweeney,
                                       P.O. Box 82637, Pittsburgh, PA 15218

Registrant's telephone number, including area code: 412-367-9076

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - September 30, 2007

D. INCORPORATION BY REFERENCE.

A registrant may incorporate by reference information required by the Form. All incorporation by reference must comply with the requirements of this Form and the following rules on incorporation by reference: Rule 10(d) of Regulation S-K under the Securities Act of 1933 (17 CFR 229.10(d)) (general rules on incorporation by reference, which, among other things, prohibit, unless specifically required by this Form, incorporating by reference a document that includes incorporation by reference to another document, and limits incorporation to documents filed within the last 5 years, with certain exceptions); Rule 303 of Regulation S-T (17 CFR 232.303) (specific requirements for electronically filed documents); Rules 12b-23 and 12b-32 under the Exchange Act (17 CFR 240.12b-23 and 12b-32) (additional rules on incorporation by reference for reports filed pursuant to Sections 13 and 15(d) of the Exchange
Act); and Rules 0-4, 8b-23, and 8b-32 under the Act (17 CFR 270.0-4, 270.8b-23, and 270.8b-32) (additional rules on incorporation by reference for investment companies).

ITEM 1. SCHEDULE OF INVESTMENTS

                                   AltCat Fund
                       Portfolio Valuation* as of 09/28/07

                                                          UNIT                                                UNREALIZED
POSITION                                        SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       -------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                             556,845     1.00     1.00     556,845     556,845    15.0%             0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
   iShares Russell Midcap Value Index Fund         500   112.85   151.30      56,424      75,650     2.0%        19,227
   iShares S&P 500/Barra Value Index Fund        1,000    56.10    81.46      56,098      81,460     2.2%        25,362
   iShares S&P Global Healthcare Sect Index
      Fund                                         500    57.28    59.79      28,640      29,895     0.8%         1,255
   iShares S&P Global Tech Sect Index Fund         900    56.69    67.22      51,017      60,498     1.6%         9,481
   Muhlenkamp Fund                               2,284    45.26    85.48     103,370     195,241     5.3%        91,871
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                            295,549     442,744    11.9%       147,196
US SMALLER CO. STOCKS/MUTUAL FUNDS
   iShares S&P SC 600/Barra Value Index Fund       600    54.49    75.45      32,696      45,270     1.2%        12,574
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                             32,696      45,270     1.2%        12,574
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
   Franklin Mutual Series Discovery Fund A      10,116    20.58    33.66     208,172     340,509     9.2%       132,337
   AF SmallCap World Fund F                      5,310    24.73    47.08     131,332     250,001     6.7%       118,669
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                            339,504     590,510    15.9%       251,007
ALTERNATIVE CATEGORIES
   Eaton Vance Greater India A                   2,790    25.64    33.38      71,529      93,120     2.5%        21,591
   Franklin Natural Resources Fund A             9,407    18.21    44.33     171,271     417,034    11.3%       245,762
   iShares GS Networking Index Fund                500    29.25    36.54      14,627      18,270     0.5%         3,643
   iShares DJ US Basic Materials Sector
      Index                                        500    49.29    74.15      24,646      37,075     1.0%        12,429
   iShares DJ US Healthcare Sector Index         1,000    56.42    70.79      56,417      70,790     1.9%        14,373
   iShares DJ US Medical Devices Index Fund      1,000    52.52    60.17      52,516      60,170     1.6%         7,654
   iShares DJ US Telecomm. Sector Index          1,000    23.22    33.85      23,219      33,850     0.9%        10,631
   iShares MSCI Australia Index                  1,500    16.48    31.79      24,716      47,678     1.3%        22,962
   iShares MSCI EAFE Value Index                   900    70.34    78.09      63,310      70,281     1.9%         6,971
   iShares MSCI Japan Index                      2,000    12.22    14.34      24,442      28,680     0.8%         4,238
   iShares MSCI Malaysia Index Fund              3,000     7.72    11.89      23,168      35,670     1.0%        12,502
   Ivy Pacific Opportunities Fund A             11,773     8.53    23.18     100,367     272,901     7.4%       172,534
   John Hancock Tech Leaders A                   2,538     8.79    11.16      22,306      28,327     0.8%         6,021
   Live Oak Health Sciences                     13,621    11.01    12.39     150,000     168,764     4.6%        18,764
   Matthews Asian Growth and Income              4,441    15.84    21.26      70,325      94,418     2.5%        24,092
   Neuberger & Berman Focus Adv                  6,950    16.55    17.53     115,048     121,841     3.3%         6,793
   Vanguard Energy                               3,812    30.57    81.26     116,561     309,796     8.4%       193,236
   Vanguard Health Care                          1,061   113.21   153.44     120,138     162,832     4.4%        42,694
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                          1,244,607   2,071,497    55.9%       826,890
                                                                           =========   =========    ====      =========
      TOTALS                                                               2,469,201   3,706,867     100%     1,237,666

*    Does not include accrued income or expenses.

                                General Bond Fund
                       Portfolio Valuation* as of 9/28/07

                                               SHARES OR
                                               PRINCIPAL    UNIT                                                UNREALIZED
POSITION                                         AMOUNT     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                              209,202      1.00     1.00     209,202     209,202     7.0%           0

GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'07        200,000    100.05    99.34     200,105     198,688     6.7%      (1,417)
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'07        50,000    101.19    99.75      50,596      49,875     1.7%        (721)
   Fed Nat'l Mtg Assoc 2.625 10/01/07 c'07      175,000    100.00   100.00     175,000     175,000     5.9%          (0)
   Fed Nat'l Mtg Assoc 4.5 8/19/08 c'07          50,000     99.05    99.78      49,524      49,891     1.7%         366
   Fed Nat'l Mtg Assoc 4.0 3/15/10 c'07         150,000     96.95    98.81     145,427     148,220     5.0%       2,792
   Fed Nat'l Mtg Assoc 4.0 9/22/09              150,000     98.90   100.00     148,356     150,000     5.1%       1,644
   Fed Nat'l Mtg Assoc 4.125 7/21/11 c'07        50,000     95.04    98.31      47,519      49,157     1.7%       1,638
   Fed Nat'l Mtg Assoc 4.25 5/13/10 c'07         25,000     97.50    99.25      24,375      24,813     0.8%         437
   Fed Nat'l Mtg Assoc 4.375 6/21/10 c'07        43,000     97.57    99.84      41,953      42,933     1.4%         980
   Fed Nat'l Mtg Assoc 3.55 06/17/10 c'07        25,000     94.89    97.69      23,723      24,422     0.8%         699
   Fed Nat'l Mtg Assoc 4.0 12/16/08 c'07         75,000     98.81    99.38      74,111      74,531     2.5%         420
   Fedl Farm Cr Bank 5.35 due 12/11/08          100,000     99.61   100.94      99,606     100,940     3.4%       1,334
   Fedl Farm Cr Bank 5.5 3/5/12 c'08             25,000     99.95   100.38      24,988      25,094     0.8%         106
   Fedl Home Ln Bank Bond 5.355 1/05/09          50,000     98.87   101.06      49,435      50,532     1.7%       1,097
   Fedl Home Ln Bank Bond 5.785 4/14/08          50,000    100.57   100.47      50,284      50,235     1.7%         (50)
   Fedl Home Ln Bank Bond 3.35 4/29/08 c'07     235,000     99.09    99.16     232,861     233,017     7.9%         155
   Fedl Home Ln Bank Bond 5.45 6/6/11           200,000    100.00   100.16     200,000     200,312     6.7%         312
   Fedl Home Ln Bank Bond 4.25 12/3/08 c'07      25,000     98.87    99.63      24,718      24,906     0.8%         189
   Fedl Home Ln Bank Bond 3.5 12/26/08 c'07      25,000     98.06    98.78      24,514      24,695     0.8%         181
   Fedl Home Ln Bank Bond 4.7 6/28/10 c'07      100,000     98.58    99.75      98,577      99,750     3.4%       1,173
   Fedl Home Ln Bank Bond 4.0 4/20/09 c'07      100,000     98.20    99.28      98,196      99,281     3.3%       1,085
   Fedl Home Ln Bank Bond 4.0 3/26/09           100,000     98.22    99.28      98,223      99,281     3.3%       1,058
   Fedl Home Ln Mtg Corp Deb 3.125
      12/16/08 c"07                              50,000     97.62    98.38      48,811      49,188     1.7%         377
   Fedl Home Ln Mtg Corp Deb 3.0 12/15/09        30,000     95.48    97.05      28,645      29,116     1.0%         471
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08     130,000     99.56   100.69     129,424     130,894     4.4%       1,471
   Fedl Home Ln Mtg Corp Deb 4.35 06/02/08       50,000     99.43    99.71      49,717      49,856     1.7%         139
   Fedl Home Ln Mtg Corp Deb 4.1 03/15/10        25,000     96.62    99.06      24,155      24,764     0.8%         609
   Fedl Home Ln Mtg Corp Deb 4.375
      11/09/11 c'07                             100,000     95.71    99.24      95,715      99,239     3.3%       3,524
                                                                             ---------   ---------    ----       ------
      Subtotal                                                               2,358,558   2,378,627    80.1%      20,069
CORPORATE OBLIGATIONS
   CP&L Energy 5.95 3/01/09                      50,000     99.25   100.85      49,627      50,427     1.7%         800
   DaimlerChrysler 4.05 06/04/08                150,000     99.07    98.90     148,598     148,356     5.0%        (242)
   GMAC 4.375 12/10/07                           80,000     99.54    99.51      79,634      79,611     2.7%         (23)
   Heinz 6.428 12/01/08                         100,000    100.76   101.58     100,758     101,582     3.4%         824
                                                                             ---------   ---------    ----       ------
      Subtotal                                                                 378,618     379,976    12.8%       1,359
                                                                             =========   =========    ====       ======
         TOTALS                                                              2,946,377   2,967,805     100%      21,427

*    Does not include accrued income or expenses.

                               International Fund
                       Portfolio Valuation* as of 09/28/07

                                                          UNIT                                               UNREALIZED
POSITION                                        SHARES    COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       -------   -----   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                             608,791    1.00     1.00     608,791     608,791    10.4%             0

INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund F                        12,101   32.88    54.45     397,897     658,890    11.3%       260,992
   CS International Focus Fund                  17,975   12.63    19.37     227,025     348,177     6.0%       121,151
   Eaton Vance Grtr India A                      6,268   25.50    33.38     159,795     209,211     3.6%        49,416
   Harbor International                          9,367   34.71    74.74     325,120     700,119    12.0%       374,998
   iShares MSCI Australia Index Fd               2,000   17.53    31.79      35,053      63,571     1.1%        28,518
   iShares MSCI EMU Index Fd                       100   92.21   120.90       9,221      12,090     0.2%         2,869
   iShares MSCI EAFE Value Index Fd              2,500   68.39     7.69     170,971     195,225     3.3%        24,254
   iShares MSCI Japan Index Fd                   4,000   12.75    14.34      50,983      57,360     1.0%         6,377
   iShares MSCI Malaysia Index Fd                3,000    7.18    11.89      21,532      35,670     0.6%        14,138
   iShares MSCI Singapore Index Fd               1,000    9.21    14.82       9,213      14,820     0.3%         5,607
   iShares MSCI Spain Index Fd                     500   30.63    60.80      15,314      30,400     0.5%        15,086
   Marsico Int'l Opportunities                  25,728    9.63    20.10     247,716     517,128     8.8%       269,412
   Putnam International Capital
      Opportunities A                           19,904   18.67    43.59     371,570     867,636    14.8%       496,066
   Templeton Foreign Fund A                     42,573    9.88    15.62     420,824     664,989    11.4%       244,164
                                                                          ---------   ---------    ----      ---------
         SUBTOTAL                                                         2,462,236   4,375,286    74.8%     1,913,049
DEVELOPING MARKETS MUTUAL FUNDS
   Templeton Developing Markets Trust A         24,693   13.22    35.10     326,552     866,742    14.8%       540,189
                                                                          ---------   ---------    ----      ---------
         SUBTOTAL                                                           326,552     866,742    14.8%       540,189
                                                                          =========   =========    ====      =========
      TOTALS                                                              3,397,579   5,850,818     100%     2,453,239

*    Does not include accrued income or expenses.

                            Larger Company Stock Fund
                       Portfolio Valuation* as of 09/28/07

                                                          UNIT                                                UNREALIZED
POSITION                                        SHARES    COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       -------   ------   ------   ---------   ---------   -------   ------------
CASH & EQUIVALENTS                             344,988     1.00     1.00     344,988     344,988     7.5%             0

U.S. LARGER CO. STOCK FUNDS
   Dodge & Cox Stock Fund                        2,801   116.41   158.47     326,115     443,939     9.6%       117,824
   Franklin Rising Dividends A                  13,905    25.15    37.48     349,702     521,170    11.3%       171,469
   Fundamental Investors Fund F                 12,347    29.70    45.46     366,713     561,312    12.2%       194,599
   iShares DJ Select Dividend Index Fund         1,000    66.67    69.30      66,674      69,300     1.5%         2,626
   iShares S&P Global Healthcare Sect
      Index Fund                                   500    57.24    59.79      28,621      29,895     0.6%         1,274
   iShares S&P 100 Index Fund                    1,000    64.93    71.53      64,932      71,530     1.6%         6,598
   iShares GS Networking Index Fund                400    29.21    36.54      11,685      14,616     0.3%         2,931
   Mairs & Power Growth Fund                     5,680    14.01    84.39      79,597     479,341    10.4%       399,744
   Torray Fund                                   9,765    37.70    42.65     368,162     416,462     9.0%        48,300
   Washington Mutual Investors Fund F            9,713    27.92    37.60     271,232     365,216     7.9%        93,984
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                          1,933,431   2,972,781    64.5%     1,039,350

U.S. MID-CAP LARGER CO. STOCK FUNDS
   Calamos Growth A                              5,378    43.33    65.65     233,056     353,085     7.7%       120,028
   Heartland Select Value                       19,206    27.81    30.82     534,206     591,927    12.8%        57,721
   Navellier MidCap Growth                       9,964    25.27    34.52     251,834     343,960     7.5%        92,127
                                                                           ---------   ---------    ----      ---------
         SUBTOTAL                                                          1,019,096   1,288,972    28.0%       269,875
                                                                           =========   =========    ====      =========
      TOTALS                                                               3,297,516   4,606,741     100%     1,309,225

*    Does not include accrued income or expenses.

                              Short-Term Bond Fund
                       Portfolio Valuation* as of 09/28/07

                                               SHARES OR
                                               PRINCIPAL    UNIT                                                UNREALIZED
POSITION                                         AMOUNT     COST     PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       ---------   ------   ------   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                              152,868      1.00     1.00     152,868     152,868    12.0%           0

US TREASURY AND GOVERNMENT AGENCY
   OBLIGATIONS
   Fed'l Home Ln Bank 3.375 10/30/07 c'07        35,000    100.00    99.88      35,000      34,956     2.7%         (44)
   Fed'l Home Ln Bank 4.3 5/09/08               100,000    100.01    99.66     100,006      99,656     7.8%        (350)
   Fed'l Home Ln Bank 4.0 9/03/08 c'07           50,000     99.93    99.41      49,963      49,703     3.9%        (260)
   Fed'l Home Ln Bank 4.05 12/16/08 c'07         50,000     99.84    99.41      49,921      49,703     3.9%        (218)
   Fed'l Home Ln Bank 4.05 8/13/08 c'07          45,000     99.16    99.47      44,620      44,761     3.5%         141
   Fed'l Home Ln Bank 4.0 10/28/08 c'07          25,000     98.75    99.41      24,688      24,852     1.9%         163
   Fed'l Home Ln Bank 4.0 4/1/10 c'07            50,000     97.20    98.81      48,600      49,407     3.9%         806
   Fed'l Home Ln Bank 4.0 2/23/09 c'07           50,000     98.44    99.31      49,220      49,657     3.9%         437
   Fed'l Home Ln Bank 3.0 12/26/08               15,000     97.98    98.19      14,697      14,728     1.2%          31
   Fed'l Home Ln Bank 4.10 11/12/09              15,000     98.63    99.41      14,795      14,911     1.2%         116
   Fed'l Home Ln Bank 3.66 9/30/10               15,000     96.73    97.72      14,509      14,658     1.1%         149
   Fed'l Farm Cr Bk 4.05 7/28/10 c'07            25,000     97.26    98.72      24,314      24,680     1.9%         366
   Fed'l Home Ln Mtg Corp 3.65 5/16/08 c'07     130,000     99.75    99.29     129,671     129,074    10.1%        (596)
   Fed'l Home Ln Mtg Corp 4.25 6/15/09 c'07      50,000     98.41    99.55      49,206      49,776     3.9%         570
   Fed'l Nat'l Mtg Assoc 4.5 8/19/08 c'07        50,000     99.05    99.78      49,524      49,891     3.9%         366
   Fed'l Nat'l Mtg Assoc 4.25 10/07/09 c'07      25,000     97.65    99.44      24,412      24,860     1.9%         448
   Fed'l Nat'l Mtg Assoc 5.25 6/4/09            200,000     99.94   100.47     199,882     200,938    15.7%       1,056
   Fed'l Nat'l Mtg Assoc 3.5 2/11/08            100,000     99.56    99.66      99,564      99,656     7.8%          92
                                                                             ---------   ---------    ----        -----
      Subtotal                                                               1,022,593   1,025,865    80.3%       3,271
CORPORATE OBLIGATIONS
   Hertz Corp 6.625 5/15/08 NC                   50,000    100.06    98.25      50,031      49,125     3.8%        (906)
   SAFECO Corp 4.2 2/1/08 NC                     50,000    100.06    99.73      50,030      49,863     3.9%        (168)
                                                                             ---------   ---------    ----        -----
      Subtotal                                                                 100,061      98,988     7.7%      (1,074)
                                                                             =========   =========    ====        =====
         TOTALS                                                              1,275,522   1,277,720     100%       2,198

*    Does not include accrued income or expenses.

                           Smaller Company Stock Fund
                       Portfolio Valuation* as of 09/28/07

                                                          UNIT                                              UNREALIZED
POSITION                                        SHARES    COST   PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
--------                                       -------   -----   -----   ---------   ---------   -------   -----------
CASH & EQUIVALENTS                             422,618    1.00    1.00     422,618     422,618     9.3%             0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                        18,124   19.44   32.68     352,325     592,286    13.0%       239,961
                                                                         ---------   ---------    ----      ---------
         SUBTOTAL                                                          352,325     592,286    13.0%       239,961
U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Munder Small Cap Value A                     13,683   25.70   27.97     351,625     382,723     8.4%        31,098
   Nationwide SmallCap Fund                     29,935   19.77   22.21     591,802     664,849    14.6%        73,047
   Royce Opportunity Fund                       35,336    8.14   13.84     287,781     489,055    10.8%       201,273
   Wasatch Small Cap Value                     127,615    4.73    5.22     603,970     666,149    14.7%        62,180
                                                                         ---------   ---------    ----      ---------
         SUBTOTAL                                                        1,835,178   2,202,776    48.5%       367,598
U.S. MICROCAP STOCK MUTUAL FUNDS
   Bjurman & Barry MicroCap Growth               2,194   27.69   21.36      60,743      46,862     1.0%       (13,881)
   Franklin MicroCap Value                      17,961   23.01   43.90     413,300     788,477    17.4%       375,178
   Royce MicroCap Inv                           25,664   17.44   18.93     447,496     485,824    10.7%        38,328
                                                                         ---------   ---------    ----      ---------
         SUBTOTAL                                                          921,539   1,321,163    29.1%       399,624
                                                                         =========   =========    ====      =========
      TOTALS                                                             3,531,660   4,538,843     100%     1,007,183

*    Does not include accrued income or expenses.

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer has concluded, based on his evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) At the date of filing this Form N-Q, the registrant's principal executive officer and principal financial officer is aware of no changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.